UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

COUNTRY VP Growth Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
COMMON STOCKS - 87.30%
Consumer Discretionary - 7.89%
Dollar General Corporation	9,200	$125,396
Gentex Corporation	14,550	206,755
Getty Images, Inc. (a)	3,550	176,364
Hanesbrands, Inc. (a)	1,487	33,472
The Home Depot, Inc.	5,250	190,418
Kohl's Corporation (a)	1,800	116,856
Target Corporation	3,400	187,850
		1,037,111
Consumer Staples - 12.27%
Altria Group, Inc.	2,550	195,202
The Coca-Cola Company	3,200	142,976
CVS Corporation	7,000	224,840
Kimberly-Clark Corporation	3,200	209,152
McCormick & Company	3,500	132,930
The Procter & Gamble Company	3,700	229,326
Sysco Corporation	6,200	207,390
Wal-Mart Stores, Inc.	5,500	271,260
		1,613,076
Energy - 11.11%
Apache Corporation	3,000	189,600
ChevronTexaco Corp.	2,800	181,608
ConocoPhillips	3,400	202,402
Diamond Offshore Drilling, Inc.	2,700	195,399
Exxon Mobil Corporation	3,900	261,690
Halliburton Company	6,800	193,460
Schlumberger Limited (b)	3,800	235,714
		1,459,873
Financials - 11.59%
ACE Limited (b)	3,200	175,136
American Express Company	2,600	145,808
American International Group, Inc.	3,700	245,162
Bank of America Corporation	2,053	109,979
The Bank of New York Company, Inc.	3,300	116,358
Citigroup Inc.	5,800	288,086
JPMorgan Chase & Co.	4,500	211,320
Wells Fargo & Company	6,400	231,552
		1,523,401
Health Care - 10.85%
Abbott Laboratories	3,650	177,244
Amgen Inc. (a)	1,700	121,601
Baxter International Inc.	3,900	177,294
Forest Laboratories, Inc. (a)	2,800	141,708
Johnson & Johnson	3,300	214,302
Medco Health Solutions, Inc. (a)	2,300	138,253
Medtronic, Inc.	4,700	218,268
Pfizer Inc.	8,400	238,224
		1,426,894
Industrials - 10.96%
3M Co.	2,400	178,608
Caterpillar Inc.	2,350	154,630
Emerson Electric Co.	1,600	134,176
FedEx Corp.	1,400	152,152
General Electric Company	9,700	342,410
Illinois Tool Works, Inc.	3,400	152,660
Joy Global, Inc.	1,600	60,176
Masco Corporation	6,400	175,488
Rockwell Automation, Inc.	1,550	90,055
		1,440,355
Information Technology - 14.11%
Analog Devices, Inc.	2,100	61,719
Avid Technology, Inc. (a)	2,800	101,976
Cisco Systems, Inc. (a)	6,500	149,500
EMC Corp. (a)	11,800	141,364
First Data Corporation	3,700	155,400
Intel Corporation	7,500	154,275
International Business Machines Corporation	1,300	106,522
International Rectifier Corporation (a)	2,775	96,681
Microsoft Corporation	8,150	222,739
Nokia Corp. - ADR	10,350	203,792
Oracle Corp. (a)	8,500	150,790
QUALCOMM Inc.	3,950	143,583
Symantec Corporation (a)	7,800	165,984
		1,854,325
Materials - 2.56%
Alcoa Inc.	5,300	148,612
Newmont Mining Corporation	4,400	188,100
		336,712
Telecommunication Services - 2.45%
ALLTEL Corporation	2,400	133,200
Verizon Communications Inc.	4,200	155,946
Windstream Corp.	2,481	32,724
		321,870
Utilities - 3.51%
Dominion Resources Inc.	1,950	149,156
Duke Energy Corporation	3,300	99,660
FPL Group, Inc.	2,500	112,500
Progress Energy, Inc.	2,200	99,836
		461,152
TOTAL COMMON STOCKS (Cost $9,712,675)		11,474,769

SHORT TERM INVESTMENTS - 16.25%
Money Market Funds - 12.47%
Federated Prime Obligations Fund	474,191	474,191
Janus Money Market Fund	582,577	582,577
Phoenix Insight Money Market Fund	581,794	581,794
		1,638,562

	Principal Amount
Commercial Paper - 3.78%
American Express Credit Corp.
5.240%, 11/01/2006	$250,000	248,872
Prudential Funding Corp.
5.230%, 11/06/2006	250,000	248,692
		497,564
TOTAL SHORT TERM INVESTMENTS (Cost $2,136,126)		2,136,126

Total Investments (Cost $11,848,801) (c) - 103.55%		13,610,895
Liabilities in Excess of Other Assets - (3.55)%		(466,812)
TOTAL NET ASSETS - 100.00%		$13,144,083

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes
	at September 30, 2006 was as follows*:

	Cost of investments	$11,848,801
	Gross unrealized appreciation	2,208,682
	Gross unrealized depreciation	(446,588)
	Net unrealized appreciation	$1,762,094

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Balanced Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
COMMON STOCKS - 57.80%
Consumer Discretionary - 4.32%
Dollar General Corporation	4,400	$59,972
Gentex Corporation	6,700	95,207
Getty Images, Inc. (a)	1,500	74,520
The Home Depot, Inc.	2,600	94,302
Kohl's Corporation (a)	1,200	77,904
Target Corporation	1,850	102,212
		504,117
Consumer Staples - 8.34%
Altria Group, Inc.	1,300	99,515
The Coca-Cola Company	1,400	62,552
CVS Corporation	4,200	134,904
Kimberly-Clark Corporation	1,900	124,184
McCormick & Company	2,200	83,556
The Procter & Gamble Company	2,200	136,356
Sysco Corporation	3,600	120,420
Wal-Mart Stores, Inc.	4,300	212,076
		973,563
Energy - 6.65%
Apache Corporation	1,900	120,080
ConocoPhillips	2,400	142,872
Diamond Offshore Drilling, Inc.	1,300	94,081
Exxon Mobil Corporation	2,500	167,750
Halliburton Company	4,500	128,025
Schlumberger Limited (c)	2,000	124,060
		776,868
Financials - 8.57%
ACE Limited (c)	1,400	76,622
American Express Company	1,600	89,728
American International Group, Inc.	2,200	145,772
Bank of America Corporation	2,400	128,568
The Bank of New York Company, Inc.	3,000	105,780
Citigroup Inc.	3,400	168,878
JPMorgan Chase & Co.	1,980	92,981
Wells Fargo & Company	5,300	191,754
		1,000,083
Health Care - 7.83%
Abbott Laboratories	2,600	126,256
Amgen Inc. (a)	1,500	107,295
Baxter International Inc.	2,000	90,920
Forest Laboratories, Inc. (a)	1,400	70,854
Johnson & Johnson	2,100	136,374
Medco Health Solutions, Inc. (a)	1,200	72,132
Medtronic, Inc.	2,700	125,388
Pfizer Inc.	6,500	184,340
		913,559
Industrials - 6.58%
3M Co.	1,500	111,630
Caterpillar Inc.	1,400	92,120
Emerson Electric Co.	900	75,474
FedEx Corp.	750	81,510
General Electric Company	6,100	215,330
Illinois Tool Works, Inc.	1,400	62,860
Masco Corporation	2,400	65,808
Rockwell Automation, Inc.	1,100	63,910
		768,642
Information Technology - 9.61%
Avid Technology, Inc. (a)	1,700	61,914
Cisco Systems, Inc. (a)	5,500	126,500
EMC Corporation (a)	7,000	83,860
First Data Corporation	2,200	92,400
Intel Corporation	3,800	78,166
International Business Machines Corporation	1,100	90,134
International Rectifier Corporation (a)	1,700	59,228
Microsoft Corporation	5,100	139,383
Nokia Corp. - ADR	4,500	88,605
Oracle Corp. (a)	6,000	106,440
QUALCOMM Inc.	2,400	87,240
Symantec Corporation (a)	5,100	108,528
		1,122,398
Materials - 1.54%
Alcoa Inc.	3,200	89,728
Newmont Mining Corporation	2,100	89,775
		179,503
Telecommunication Services - 1.78%
ALLTEL Corporation	1,400	77,700
Verizon Communications Inc.	3,000	111,390
Windstream Corporation	1,447	19,086
		208,176
Utilities - 2.58%
Dominion Resources Inc.	1,000	76,490
Duke Energy Corporation	2,500	75,500
FPL Group, Inc.	1,600	72,000
Progress Energy, Inc.	1,700	77,146
		301,136
TOTAL COMMON STOCKS (Cost $5,632,148)		6,748,045

	Principal Amount	Value
ASSET BACKED SECURITIES - 2.11%
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	$100,000	99,763
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	50,000	46,767
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	100,000	99,826
TOTAL ASSET BACKED SECURITIES (Cost $244,983)		246,356

CORPORATE BONDS - 3.72%
Consumer Staples - 0.41%
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	50,000	48,135

Financials - 3.31%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (b)	50,000	49,200
General Electric Capital Corporation
4.250%, 12/01/2010	100,000	96,877
3.000%, 06/27/2018 (e)	50,000	45,264
HSBC Finance Corporation
4.125%, 12/15/2008	100,000	97,825
Toyota Motor Credit Corporation
4.350%, 12/15/2010	100,000	97,387
		386,553
TOTAL CORPORATE BONDS (Cost $447,399)		434,688

MORTGAGE BACKED SECURITIES - 13.63%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	44,396	43,958
Federal Home Loan Bank
4.840%, 01/25/2012	40,386	39,767
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	41,275	40,930
6.500%, 03/01/2015	52,138	53,251
4.000%, 11/15/2018	200,000	180,725
5.000%, 11/15/2018	75,000	73,284
5.750%, 12/15/2018	46,270	46,392
5.000%, 10/01/2020	45,750	44,958
5.000%, 10/15/2031	50,000	48,297
Federal National Mortgage Association
5.000%, 02/01/2014	54,766	54,355
5.500%, 09/01/2025	44,922	44,602
5.500%, 02/01/2033	76,987	76,110
5.500%, 12/01/2035	46,665	45,997
5.290%, 11/25/2043	50,000	49,487
6.500%, 02/25/2044	41,185	42,203
6.500%, 05/25/2044	35,777	36,619
Government National Mortgage Association
4.500%, 05/20/2014	73,235	71,213
4.116%, 03/16/2019	45,954	44,941
6.000%, 02/15/2032	36,288	36,791
7.000%, 07/15/2032	40,845	42,182
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	100,000	99,027
Master Asset Securitization Trust
5.500%, 07/25/2033	40,465	39,517
Mortgage IT Trust
4.250%, 02/25/2035 (e)	38,951	38,124
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $26,218) (b)	24,985	25,455
Residential Asset Securitization Trust
4.750%, 02/25/2019	43,844	42,364
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	125,000	121,828
5.230%, 07/15/2041	75,000	75,159
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	35,431	33,934
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,619,003)		1,591,470

U.S. GOVERNMENT AGENCY ISSUES - 4.49% (d)
Federal Home Loan Bank
2.750%, 04/05/2007 (e)	50,000	49,367
4.000%, 07/02/2015 (e)	150,000	143,635
4.000%, 06/26/2018 (e)	50,000	47,773
4.250%, 07/17/2018 (e)	50,000	47,549
4.250%, 07/23/2018 (e)	75,000	71,308
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	75,000	72,893
New Valley Generation IV
4.687%, 01/15/2022	94,141	92,118
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $526,601)		524,643

U.S. TREASURY OBLIGATIONS - 6.67%
U.S. Treasury Bond
7.500%, 11/15/2016	50,000	61,250
U.S. Treasury Inflation Index Bond
2.375%, 01/15/2025	26,985	27,419
U.S. Treasury Inflation Index Notes
3.375%, 01/15/2012	57,292	60,304
3.000%, 07/15/2012	56,580	58,703
1.875%, 07/15/2013	55,389	53,955
U.S. Treasury Notes
3.125%, 05/15/2007	50,000	49,430
2.750%, 08/15/2007	50,000	49,063
4.000%, 09/30/2007	75,000	74,323
2.625%, 05/15/2008	50,000	48,363
4.125%, 08/15/2008	100,000	99,070
3.875%, 07/15/2010	50,000	48,797
4.250%, 11/15/2013	50,000	48,908
4.500%, 02/15/2016	100,000	98,996
TOTAL U.S. TREASURY OBLIGATIONS (Cost $792,324)		778,581

SHORT TERM INVESTMENTS - 11.49%	Shares
Money Market Funds - 11.49%
Federated Prime Obligations Fund	539,968	539,968
Janus Money Market Fund	542,405	542,405
Phoenix Insight Money Market Fund	258,651	258,651
		1,341,024
TOTAL SHORT TERM INVESTMENTS (Cost $1,341,024)		1,341,024

Total Investments (Cost $10,603,482) (f) - 99.91%		11,664,807
Other Assets in Excess of Liabilities - 0.09%		10,703
TOTAL NET ASSETS - 100.00%		$11,675,510

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration
	normally to qualified institutional buyers.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(e)	The coupon rate shown on variable rate securities represents the rates at September 30, 2006.
(f)	The cost basis of investments for federal income tax purposes
	at September 30, 2006 was as follows*:

	Cost of investments	$10,603,482
	Gross unrealized appreciation	1,330,731
	Gross unrealized depreciation	(269,406)
	Net unrealized appreciation	$1,061,325

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Short-Term Bond Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 8.36%
Bank One Issuance Trust
4.779%, 10/15/2009 (a)	$500,000	$500,097
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	150,000	149,644
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,739
5.363%, 03/25/2030	100,000	99,756
4.431%, 05/25/2032	136,759	135,596
New Century Home Equity Loan Trust
3.560%, 11/25/2033	12,540	12,474
Residential Asset Securities Corporation
3.250%, 12/25/2028	17,958	17,865
4.767%, 10/25/2032	100,000	98,865
Structured Asset Securities Corporation
5.540%, 11/25/2032	100,289	99,706
TOTAL ASSET BACKED SECURITIES (Cost $1,267,548)		1,263,742

CORPORATE BONDS - 9.80%
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,473
General Electric Capital Corporation
3.500%, 08/15/2007	300,000	295,745
General Motors Acceptance Corporation
5.625%, 05/15/2009	100,000	97,517
Marshall & Ilsley Bank
2.900%, 08/18/2009	163,636	157,505
Merrill Lynch & Co., Inc.
4.970%, 03/12/2007 (a)	200,000	198,444
Nationwide Life Global Fund
2.750%, 05/15/2007 (Acquired 02/20/2004, Cost $299,403) (b)	300,000	294,944
Rowan Companies, Inc.
5.880%, 03/15/2012	136,000	138,529
U.S. Central Credit Union
2.700%, 09/30/2009	127,273	121,057
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $73,974) (b)	74,323	72,460
TOTAL CORPORATE BONDS (Cost $1,513,188)		1,481,674

MORTGAGE BACKED SECURITIES - 33.99%
Bank of America Mortgage Securities
5.250%, 10/25/2020	108,379	107,930
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	150,000	149,808
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	88,792	87,917
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	182,274	182,029
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	75,646	75,269
Deutsche Mortgage Securities, Inc.
5.039%, 06/26/2035 (Acquired 09/22/2005, Cost $150,728) (a) (b)	150,798	149,924
Federal Home Loan Bank
4.840%, 01/25/2012	80,771	79,534
4.720%, 09/20/2012	132,712	129,892
Federal Home Loan Mortgage Corp.
2.478%, 05/15/2010	4,296	4,296
6.000%, 11/15/2011	16,268	16,238
4.500%, 05/01/2013	250,853	245,815
6.500%, 03/01/2015	130,345	133,129
Federal National Mortgage Association
5.000%, 01/01/2011	105,526	104,826
6.000%, 05/01/2013	256,031	258,923
4.500%, 06/01/2013	189,063	184,989
5.000%, 06/01/2013	193,418	191,963
4.000%, 11/01/2013	189,989	183,195
5.000%, 02/01/2014	109,533	108,711
6.000%, 06/25/2016	141,327	142,209
4.181%, 05/01/2034	86,490	83,261
5.290%, 11/25/2043	150,000	148,462
6.500%, 02/25/2044	82,370	84,406
6.500%, 05/25/2044	83,479	85,444
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	147,946
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	65,949	66,862
3.400%, 04/10/2040	275,333	268,337
Government National Mortgage Association
4.104%, 03/16/2018	274,715	269,190
4.116%, 03/16/2019	137,861	134,824
4.130%, 02/16/2027	223,967	219,491
3.727%, 03/16/2027	98,858	95,610
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	112,848	110,153
Master Alternative Loan Trust
5.000%, 06/25/2015	79,399	78,607
Mortgage IT Trust
4.250%, 02/25/2035 (a)	77,902	76,247
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $78,655) (b)	74,956	76,366
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	85,978	87,002
Washington Mutual
4.119%, 01/25/2033	91,844	91,385
3.177%, 09/25/2033	64,758	64,316
4.846%, 10/25/2035	213,306	210,488
Wells Fargo Mortgage Backed Securities Trust
5.500%, 09/25/2033	100,000	99,504
4.450%, 10/25/2033	106,294	101,801
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,232,745)		5,136,299

U.S. GOVERNMENT AGENCY ISSUES - 5.37% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (a)	200,000	197,468
3.500%, 11/27/2009 (a)	150,000	147,792
3.500%, 01/30/2014 (a)	200,000	198,805
4.000%, 02/27/2014 (a)	200,000	197,577
Overseas Private Investment Company
3.420%, 01/15/2015	75,305	70,356
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $813,341)		811,998

U.S. TREASURY OBLIGATIONS - 9.88%
U.S. Treasury Inflation Index Note
0.875%, 04/15/2010	268,495	254,430
U.S. Treasury Notes
3.375%, 02/28/2007	500,000	496,660
3.750%, 05/15/2008	150,000	147,662
4.125%, 08/15/2008	600,000	594,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,501,390)		1,493,174

SHORT TERM INVESTMENTS - 32.39%
Commercial Paper - 18.15%
AIG Funding
5.230%, 10/26/2006	250,000	249,092
American Express Credit Corp.
5.200%, 10/04/2006	250,000	249,892
GE Capital
5.220%, 10/25/2006	750,000	747,390
LaSalle Bank Corporation
5.240%, 10/03/2006	500,000	499,854
Toyota Motor Credit Corporation
5.200%, 10/26/2006	1,000,000	996,389
		2,742,617

	Shares
Money Market Funds - 14.24%
Federated Prime Obligations Fund	694,840	694,840
Janus Money Market Fund	743,295	743,295
Phoenix Insight Money Market Fund	714,403	714,403
		2,152,538
TOTAL SHORT TERM INVESTMENTS (Cost $4,895,155)		$4,895,155

Total Investments (Cost $15,223,367) (d) - 99.79%		$15,082,042
Other Assets in Excess of Liabilities - 0.21%		31,314
TOTAL NET ASSETS - 100.00%		$15,113,356

Percentages are stated as a percent of net assets.

(a)	The coupon rate shown on variable rate securities represents the rates at September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration
	normally to qualified institutional buyers.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(d)	The cost basis of investments for federal income tax purposes
	at September 30, 2006 was as follows*:

	Cost of investments	$15,223,367
	Gross unrealized appreciation	10,261
	Gross unrealized depreciation	(151,586)
	Net unrealized appreciation	$(141,325)

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Bond Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.97%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$75,000	$70,151
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,739
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	96,907
Residential Asset Securities Corporation
4.767%, 10/25/2032	150,000	148,298
TOTAL ASSET BACKED SECURITIES (Cost $465,117)		465,095

CORPORATE BONDS - 11.76%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $99,787) (a)	100,000	98,400
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,473
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	193,753
3.000%, 06/27/2018 (b)	250,000	226,319
GTE South, Inc.
6.000%, 02/15/2008	200,000	201,101
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	195,651
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	161,049
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	78,385
Perforadora Centrale
5.240%, 12/15/2018 (d)	83,337	84,032
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	194,774
Vessel Management Services Inc.
4.960%, 11/15/2027	86,000	83,917
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	216,607
TOTAL CORPORATE BONDS (Cost $1,890,483)		1,839,461

MORTGAGE BACKED SECURITIES - 38.95%
Bank of America Mortgage Securities
5.250%, 10/25/2020	136,612	136,047
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	75,473	74,729
Federal Home Loan Bank
4.840%, 01/25/2012	80,771	79,534
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	130,345	133,129
4.000%, 11/15/2018	500,000	451,813
5.000%, 11/15/2018	200,000	195,423
5.750%, 12/15/2018	92,539	92,785
5.000%, 10/01/2020	137,250	134,874
5.000%, 10/15/2031	150,000	144,890
Federal National Mortgage Association
3.500%, 09/01/2013	117,843	111,908
5.000%, 02/01/2014	164,299	163,066
5.500%, 09/01/2025	179,688	178,408
5.500%, 02/01/2033	138,576	136,998
5.500%, 12/01/2035	139,994	137,991
5.290%, 11/25/2043	150,000	148,462
6.500%, 02/25/2044	82,370	84,406
6.500%, 05/25/2044	83,479	85,443
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	147,946
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	183,555	178,891
Government National Mortgage Association
4.500%, 05/20/2014	183,088	178,033
5.500%, 10/20/2015	197,586	198,346
4.104%, 03/16/2018	146,515	143,568
4.116%, 03/16/2019	137,861	134,824
4.031%, 01/16/2021	187,060	182,550
3.727%, 03/16/2027	98,858	95,610
6.000%, 12/15/2031	86,758	87,947
6.000%, 02/15/2032	108,865	110,372
7.000%, 07/15/2032	81,690	84,363
5.000%, 07/15/2033	401,692	391,033
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,080
Mortgage IT Trust
4.250%, 02/25/2035 (b)	77,902	76,247
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $44,739) (a)	42,199	43,077
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $78,655) (a)	74,956	76,366
Residential Asset Securitization Trust
4.750%, 02/25/2019	116,917	112,971
5.080%, 11/01/2022	80,243	79,884
5.570%, 03/01/2026	98,400	99,883
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	50,188
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	438,582
5.230%, 07/15/2041	75,000	75,159
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	106,294	101,801
5.607%, 07/25/2036	216,498	215,935
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,187,478)		6,090,562

U.S. GOVERNMENT AGENCY ISSUES - 14.41% (c)
Federal Home Loan Bank
3.500%, 11/27/2009 (b)	150,000	147,792
4.000%, 07/23/2013 (b)	100,000	98,132
3.500%, 01/30/2014 (b)	100,000	99,403
4.000%, 07/02/2015 (b)	500,000	478,782
4.000%, 03/30/2016 (b)	50,000	48,451
4.250%, 06/19/2018 (b)	100,000	95,514
4.500%, 06/19/2018 (b)	100,000	95,781
4.000%, 06/26/2018 (b)	375,000	358,294
4.500%, 06/26/2018 (b)	150,000	143,945
4.000%, 07/09/2018 (b)	100,000	94,563
4.250%, 07/17/2018 (b)	220,000	209,216
4.500%, 07/23/2018 (b)	50,000	48,123
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	242,979
New Valley Generation IV
4.687%, 01/15/2022	94,141	92,118
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,242,667)		2,253,093

U.S. TREASURY OBLIGATIONS - 28.81%
U.S. Treasury Bonds
7.500%, 11/15/2016	200,000	245,000
5.375%, 02/15/2031	350,000	378,027
U.S. Treasury Inflation Index Bond
2.375%, 01/15/2025	161,907	164,514
U.S. Treasury Inflation Index Notes
3.000%, 07/15/2012	452,636	469,610
1.875%, 07/15/2013	110,778	107,909
2.000%, 01/15/2014	165,170	162,015
U.S. Treasury Notes
4.250%, 11/30/2007	100,000	99,285
4.125%, 08/15/2008	100,000	99,070
3.375%, 11/15/2008	1,850,000	1,801,582
4.375%, 11/15/2008	100,000	99,379
3.875%, 05/15/2009	50,000	49,078
3.875%, 07/15/2010	150,000	146,391
4.500%, 11/15/2010	100,000	99,656
4.250%, 11/15/2013	300,000	293,449
4.250%, 11/15/2014	100,000	97,524
4.000%, 02/15/2015	100,000	95,723
4.250%, 08/15/2015	100,000	97,277
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,621,110)		4,505,489

	Shares
SHORT TERM INVESTMENTS - 2.47%
Money Market Funds - 2.47%
Janus Money Market Fund	355,624	355,624
Phoenix Insight Money Market Fund	30,964	30,964
		386,588
TOTAL SHORT TERM INVESTMENTS (Cost $386,588)		386,588

Total Investments (Cost $15,793,443) (e) - 99.37%		15,540,288
Other Assets in Excess of Liabilities - 0.63%		98,077
TOTAL NET ASSETS - 100.00%		$15,638,365

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration
	normally to qualified institutional buyers.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2006.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes
	at September 30, 2006 was as follows*:

	Cost of investments	$15,793,443
	Gross unrealized appreciation	41,679
	Gross unrealized depreciation	(294,834)
	Net unrealized appreciation	$(253,155)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/Philip T. Nelson
Philip T. Nelson, President

Date November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Philip T. Nelson
Philip T. Nelson, President

Date November 15, 2006

By (Signature and Title) /s/Kurt F.Bock
Kurt F. Bock, Treasurer

Date November 15, 2006